INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax benefit (expense)
Current: Subsidiaries outside of The Netherlands	$ 357	$ 2,299	$ 1,984
Current income tax expense in the Netherlands	0	248	0
Deferred: Subsidiaries outside of the Netherlands	(333)	48	135
Previous: Subsidiaries outside of The Netherlands	552	754	203
Federal Tax Expense Benefit	$ 590	$ 0	$ 0